Investment in Associates - Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
AB InBev Efes [member]
Disclosure of associates [line items]
Beginning balance	$ 1,159
Acquisitions		$ 1,157
Dividends received	(15)
Share of results of associates	(11)	2
Ending balance	1,133	1,159
Castel [member]
Disclosure of associates [line items]
Beginning balance	3,279	3,480
Effect of movements in foreign exchange	(56)	(213)
Dividends received	(95)	(98)
Share of results of associates	111	110
Ending balance	3,239	3,279
Efes [member]
Disclosure of associates [line items]
Beginning balance	479	694
Effect of movements in foreign exchange	(59)	(194)
Dividends received	(11)	(11)
Share of results of associates	42	(10)
Ending balance	$ 451	$ 479